Note 6 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
2019 (remainder)	$ 3,115
2020	6,299
2021	6,282
2022	1,034
Total	16,730
Total lease payments	16,730
less imputed interest	(2,462)
Total operating lease liabilities	$ 14,268